Salary and benefit payable (Tables)	12 Months Ended
Dec. 31, 2024
Salary and benefit payable
Schedule of salary and benefit payable
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Salary and benefit payable to employees	11,433	3,764
Consulting expenses payable to a shareholder’s representatives(1)	2,580	-
Total	14,013	3,764